S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Aug. 07, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	management team
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Other than the members of our management team, none of the other direct or indirect members of our sponsor will participate in our company’s activities. None of the non-managing sponsor investors will hold voting interests in our sponsor nor have any rights to control our sponsor or to vote or dispose of any securities held by our sponsor and none of the sponsor non-managing members have a direct or indirect material interest in our sponsor.